MAINGATE MLP FUND
SCHEDULE OF INVESTMENTS
as of February 28, 2025 (Unaudited)

MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS - 108.0%	Shares/Units	Fair Value
Crude/Refined Products Pipelines and Storage - 28.3%
Canada - 0.4%
Enbridge, Inc.	70,000	$2,991,100
		$–
United States - 27.9%
Genesis Energy, L.P.	1,670,000	21,442,800
MPLX, L.P.	2,350,000	126,688,500
Phillips 66	60,000	7,781,400
Plains GP Holdings, L.P.	4,218,000	91,108,800
		247,021,500
Total Crude/Refined Products Pipelines and Storage		250,012,600

Natural Gas Gathering/Processing - 29.1%
United States - 29.1%
Antero Midstream Corp.	300,000	5,085,000
Kinetik Holdings, Inc.	272,000	15,868,480
Targa Resources Corp.	600,000	121,032,000
Western Midstream Partners, L.P.	2,850,000	115,653,000
Total Natural Gas Gathering/Processing		257,638,480

Natural Gas/Natural Gas Liquid Pipelines and Storage - 50.6%
United States - 50.6%
Cheniere Energy, Inc.	303,000	69,253,680
DT Midstream, Inc.	100,000	9,609,000
Energy Transfer, L.P.	6,600,000	127,314,000
Enterprise Products Partners, L.P.	2,250,000	75,172,500
Kinder Morgan, Inc.	300,000	8,130,000
ONEOK, Inc.	785,000	78,806,150
Williams Companies, Inc.	1,365,000	79,415,700
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		447,701,030

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS (Cost $308,790,006)		955,352,110

TOTAL INVESTMENTS - 108.0% (Cost $308,790,006)		$955,352,110
Liabilities in Excess of Other Assets - (8.0)%		(70,733,025)

TOTAL NET ASSETS - 100.0%		$884,619,085
two		–%
Percentages are stated as a percent of net assets.		–%

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2025	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Common Stocks(a)	$955,352,110	$955,352,110	$-	$-
Total	$955,352,110	$955,352,110	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2025. There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.